UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $ 15,228,607(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR		       ADR		000375204    22881  1019200  SH	        SOLE                969200        0    50000
ALEXION PHARMACEUTICALS INC    COM		015351109   337086  4184806  SH	        SOLE		   2773271        0  1411535
ALIMERA SCIENCES INC	       COM		016259103      589    56725  SH	        SOLE		      2625	  0    54100
ALLERGAN		       COM	        018490102   574300  8363193  SH         SOLE		   5712236        0  2650957
AMAZON.COM		       COM	        023135106  1179845  6554696  SH	        SOLE		   4495613        0  2059083
APPLE			       COM 	        037833100   937635  2906855  SH	        SOLE 		   1977636        0   929219
ARM HOLDINGS PLC - ADR	       ADR	        042068106     2698   130000  SH	        SOLE		      1600	  0   128400
ASML ADR		       ADR	        N07059186   331914  8657111  SH	        SOLE		   6033166        0  2623945
ATHENAHEALTH, INC	       COM	        04685W103     3769    91975  SH	        SOLE		      2075	  0    89900
BIOMARIN PHARMS		       COM	        09061G101     3507   130225  SH         SOLE		      6025	  0   124200
C H ROBINSON WORLDWIDE, INC.   COM	        12541W209   287842  3589498  SH         SOLE	 	   2402778        0  1186720
CELGENE			       COM	        151020104     1647    27850  SH	        SOLE		      1250	  0    26600
CHARLES SCHWAB		       COM	        808513105   440332 25735367  SH         SOLE		  17618590        0  8116777
CISCO SYSTEMS		       COM	        17275R102      283    14000  SH	        SOLE		      7500	  0     6500
CREE INC.		       COM		225447101   380311  5771913  SH         SOLE		   3813778        0  1958135
DENDREON		       COM		24823Q107     1032    29550  SH	        SOLE		      1350	  0    28200
DENTSPLY INTL		       COM		249030107     1469    43000  SH	        SOLE		      2000	  0    41000
DEXCOM INC		       COM		252131107     1195    87525  SH	        SOLE		      4025	  0    83500
EDWARDS LIFESCIENCES CORP      COM		28176E108     2152    26620  SH         SOLE		      1220	  0    25400
F5 NETWORKS INC		       COM		315616102   277989  2135750  SH	        SOLE		   1413510        0   722240
FLIR SYSTEMS INC	       COM		302445101     3515   118140  SH	        SOLE		      1340	  0   116800
FMC TECHNOLOGIES	       COM		30249U101   668363  7517303  SH	        SOLE		   5273536        0  2243767
GOOGLE			       CL A		38259P508   733685  1235223  SH         SOLE		    842519        0   392704
HEARTWARE INTERNATIONAL INC    COM		422368100     2176    24850  SH	        SOLE		      1150	  0    23700
HUMAN GENOME SCIENCES	       COM		444903108     1027    42975  SH         SOLE		      1975	  0    41000
ILLUMINA INC	               COM		452327109   573596  9055831  SH	        SOLE		   5997426        0  3058405
INCYTE CORPORATION	       COM		45337C102      852    51450  SH	        SOLE		      2350	  0    49100
INTERCONTINENTAL EXCHANGE      COM		45865V100   494979  4154255  SH	        SOLE		   2855313        0  1298942
INTUITIVE SURGICAL	       COM		46120E602   485787  1884721  SH	        SOLE		   1303028        0   581693
ISHARES S&P GLBL TECH SECTOR   S&P GBL INF	464287291     3396    55300  SH	        SOLE		         0	  0    55300
ISHARES RUSSELL 1K GRW INDX    RUSSELL1000GR	464287614     1315    22966  SH	        SOLE		     22966	  0        0
ISIS PHARMACEUTICAL	       COM		464330109      843    83325  SH	        SOLE		      3825	  0    79500
LAS VEGAS SANDS		       COM		517834107   412442  8975879  SH	        SOLE		   6271727        0  2704152
LONGTOP FINANCIAL ADR	       ADR		54318P108     2671    73825  SH	        SOLE		       825	  0    73000
MERCADOLIBRE		       ADR	        58733R102    28670   430215  SH	        SOLE		    387615        0    42600
MINDRAY MEDICAL INTL ADR       ADR	        602675100    23924   906200  SH	        SOLE		    806700        0    99500
MOMENTA PHARMACEUTICALS INC    COM		60877T100      493    32925  SH         SOLE		      1525	  0    31400
NATIONAL OILWELL VARCO	       COM		637071101   624064  9279765  SH	        SOLE		   6573073        0  2706692
NETFLIX INC		       COM		64110L106   257392  1464950  SH	        SOLE		    971344        0   493606
NEW ORIENTAL EDUCATION ADR     ADR		647581107    37953   360665  SH	        SOLE		    345665        0    15000
NIKE			       COM		654106103   488488  5718659  SH         SOLE		   3949175        0  1769484
NUVASIVE		       COM		670704105     2262    88200  SH	        SOLE		      4600	  0    83600
OPENTABLE INC		       COM		68372A104     2567    36415  SH	        SOLE		       415	  0    36000
PRAXAIR, INC.		       COM              74005P104   291233  3050519  SH	        SOLE		   2150319        0   900200
PRICELINE.COM INC	       COM		741503403     2547     6375  SH	        SOLE	  	        75	  0     6300
QUALCOMM		       COM		747525103   991715 20038698  SH         SOLE		  13891137        0  6147561
SALESFORCE.COM		       COM	        79466L302  1105170  8372498  SH	        SOLE		   5757492        0  2615006
SCHLUMBERGER		       COM		806857108   661363  7920516  SH         SOLE		   5485371        0  2435145
SEATTLE GENETICS INC	       COM		812578102      989    66125  SH         SOLE	 	      3025	  0    63100
SOUTHWESTERN ENERGY COMPANY    COM		845467109   245434  6557148  SH         SOLE		   4390678        0  2166470
ST. JUDE MEDICAL	       COM		790849103     1595    37300  SH	        SOLE		      1700	  0    35600
STAPLES			       COM		855030102   373735 16413473  SH	        SOLE		  10966284        0  5447189
STARBUCKS		       COM		855244109   386910 12042027  SH	        SOLE		   8094591        0  3947436
TAIWAN SEMICONDUCTOR MFG ADS   ADR		874039100    21439  1709675  SH	        SOLE		   1428275        0   281400
VARIAN MEDICAL SYSTEMS	       COM		92220P105   412883  5959626  SH         SOLE		   3953223        0  2006403
VEECO INSTRUMENTS INC	       COM		922417100    3647     84890  SH	        SOLE		       990	  0    83900
VERTEX PHARMS		       COM		92532F100     794     22675  SH	        SOLE		      1075	  0    21600
VISA INC		       COM		92826C839  748569  10636102  SH	        SOLE		   7348899        0  3287203
VIVUS INC		       COM		928551100     625     66725  SH	        SOLE		      3125	  0    63600
WW GRAINGER INC		       COM	 	384802104  341023   2469215  SH	        SOLE		   1654430        0   814785



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